Bank Borrowings - Schedule of Bank Borrowings (Details) - Bank Borrowings [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term bank borrowing	[1]	¥ 13,172	$ 1,874	¥ 15,172
Long-term bank borrowing, current portion	[2]	5,800	825	2,800
Long-term bank borrowing, non-current portion	[2]			3,700
Total bank borrowings		¥ 18,972	$ 2,699	¥ 21,672

[1]	During fiscal year 2025, Shanghai Youxu fully repaid the aggregate short-term bank borrowings of RMB4,000 originally obtained in 2024. While, Shanghai Youxu entered into new one-year short-term bank loans of RMB2,000 on February 21, 2025, carrying an annual interest rate of 3.10%.
[2]	During fiscal year 2025, Youxu Zibo repaid RMB700 of its bank borrowings from Qishang Bank.